Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Current Liabilities
Salaries payable	€ 153,160	€ 129,519
Other payables	504	649
Deferred income	8,912	4,284
Advances received	6,613	9,945
Total other current liabilities	€ 169,189	€ 144,397